Summary of significant accounting policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of significant accounting policies
Increase in the amount of sales of ore and metals		$ 1,955	$ 1,735
Foreign currency transaction and translation
Exchange rates used to translate assets and liabilities	2.0435	1.8683
Cash equivalents and short-term investments
Minimum maturity period to classify instruments as short-term investments	91 days
Maximum maturity period to classify instruments as short-term investments	360 days
Interest attributed to stockholders' equity
Maximum distributable interest attributable to stockholders equity expressed as percentage of net income	50.00%
Maximum distributable interest attributable to stockholders equity expressed as percentage of retained earnings plus revenue reserves	50.00%
Withholding tax rate on interest distribution to stockholders (as a percent)	15.00%
Railroads
Property, plant and equipment and intangible assets
Annual average rates for calculating depreciation on straight-line method (as a percent)	3.73%
Buildings
Property, plant and equipment and intangible assets
Annual average rates for calculating depreciation on straight-line method (as a percent)	1.50%
Installations
Property, plant and equipment and intangible assets
Annual average rates for calculating depreciation on straight-line method (as a percent)	4.23%
Other equipment
Property, plant and equipment and intangible assets
Annual average rates for calculating depreciation on straight-line method (as a percent)	7.73%